Income Taxes - Narrative (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Successor | Federal
Income Taxes
Net operating loss carryforwards	$ 17,196,000
Successor | New York state
Income Taxes
Net operating loss carryforwards	24,449,000
Successor | New York City
Income Taxes
Net operating loss carryforwards	22,654,000
Successor | New York City | Tax periods from 2009 - 2013 | Accounts payable, accrued expenses and other liabilities
Income Taxes
Tax, penalties and interest expense	26,000
Successor | New York City | Tax periods from 2012 - 2016 | Provision for income taxes
Income Taxes
Tax, penalties and interest provision	$ 70,000
Predecessor | New York City | Tax periods from 2009 - 2013 | Accounts payable, accrued expenses and other liabilities
Income Taxes
Tax, penalties and interest expense		$ 1,288,000
Predecessor | New York City | Tax periods from 2012 - 2016 | Provision for income taxes
Income Taxes
Tax, penalties and interest provision		$ 2,003,000